Employee benefits and private pension plan - Changes in provision for post-employment benefits (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee benefits and private pension plan
Provision for post-employment benefits, opening	R$ 264,823	R$ 215,556	R$ 215,719
Expense for the year	27,077	17,521	20,944
Update/change of benefit	(10,094)	0	494
Actuarial (gains) losses from changes in actuarial assumptions	(41,727)	52,099	(2,589)
Benefits paid directly by the Company and its subsidiaries	(17,203)	(20,353)	(19,012)
Provision for post-employment benefits, ending	R$ 222,876	R$ 264,823	R$ 215,556